Share Capital (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Stock options, maximum term		5 years
Issuance of shares pursuant to rights offering		$ 0	$ 846,750	$ 0
Shares issued for debt (Note 9)			$ 170,111
Rights Offering
Statement [Line Items]
Shares issued	451,938,606
Issuance of shares pursuant to rights offering	$ 846,750
Transaction costs	128,633			$ 39,381
Shares issued for debt (Note 9)	$ 170,111